Other related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Other related party transactions
Other Related Party Transactions
	For the years ended December 31,
	2022	2021	2020
Legal Fees	$92,308	$85,815	$224,479
Design Services1.	-	4,013	-
1. US$3000